Subsequent Events (Details) - USD ($)		1 Months Ended		12 Months Ended
	Jan. 07, 2020	Mar. 31, 2021	Jun. 22, 2020	Dec. 31, 2019	Jul. 31, 2020
Subsequent Events (Details) [Line Items]
Subsequent events, description				July 26, 2020 the Company consummated the acquisition of 100% of the shares of Jet CU, a company that was incorporated in Israel in May 2014 and was inactive on the purchase date since its operational assets were sold few years before. The main balance sheet items as of the purchase date were cash and liability to the Authority of approximately $0.8 million and approximately $1.0 million, respectively. The Company issued 2,000,000 ordinary shares and warrants to purchase 8,000,000 ordinary shares, at an exercise price of $0.26 per share as a consideration for the purchase. The warrants exercisable until the date which is the earlier of (i) 24 months as of the purchase date or (ii) Merger/Acquisition transaction or an IPO
Principal amount (in Dollars)				$ 4,775,555
January 2019 through December 2020 [Member]
Subsequent Events (Details) [Line Items]
Increase in the percentage of raw materials				50.00%
Board of Directors [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Stock option (in Shares)	15,607,995
Stock option increase (in Shares)	18,783,274
Stock option granted	$ 13,739,570
Stock option vested	minus 3 years
Exercise price	$ 0.068
Forecast [Member]
Subsequent Events (Details) [Line Items]
Stock option granted			$ 939,164
Stock option vested			minus 3 years
Exercise price			$ 0.068
Principal amount (in Dollars)		$ 415,000
Convertible loans (in Dollars)		230,000
Purchase price (in Dollars)		$ 1,625,000
Conversion price		$ 0.17
Forecast [Member] | Israeli [Member]
Subsequent Events (Details) [Line Items]
Interest rate		4.00%
Forecast [Member] | One Investor [Member]
Subsequent Events (Details) [Line Items]
Convertible loan amount (in Dollars)					$ 16,748